Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Net Rental Expense Under Operating Leases
Net rental expense under operating leases for the years ended December 31 was as follows:

In thousands	2012	2011	2010
Gross rental expense	$45,327	$39,808	$32,662
Sublease rental income	(499)	(455)	(225)
Net rental expense	$44,828	$39,353	$32,437

Future Minimum Lease Commitments
Future minimum lease commitments under non-cancelable operating leases, principally related to facilities, machinery, equipment and vehicles as of December 31, 2012 were as follows:

In thousands	2013	2014	2015	2016	2017	Thereafter	Total
Minimum lease payments	$52,566	$40,454	$28,883	$20,800	$16,409	$31,831	$190,943
Minimum sublease rentals	(260)	(264)	(98)	(85)	(87)	—	(794)
Net future minimum lease commitments	$52,306	$40,190	$28,785	$20,715	$16,322	$31,831	$190,149

Changes in Carrying Amount of Service and Product Warranties
The changes in the carrying amount of service and product warranties for the years ended December 31, 2012 and 2011 were as follows:

	Years ended December 31
In thousands	2012	2011
Beginning balance	$29,355	$30,050
Service and product warranty provision	55,710	50,096
Payments	(53,328)	(53,937)
Acquired	22,170	3,575
Translation	430	(429)
Ending balance	$54,337	$29,355